DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Suppliers	$ 5,473,592	$ 4,023,212
UT Suppliers	66,395	116,015
Customers (credit balances)	9,640	26,623
Related companies (Note 21)	518,698	65,944
Total	6,068,325	4,231,794
Non-current [Abstract]
Suppliers	0	0
UT Suppliers	0	0
Customers (credit balances)	0	0
Related companies (Note 21)	0	0
Total	$ 0	$ 0